CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Convertible preferred shares (Details) - Series C - Second Company Repurchase - USD ($)	Jun. 30, 2019	Sep. 30, 2018
Current price/ Price per share
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.42
Current price/ Price per share | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares		2.06
Current price/ Price per share | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares		2.42
Expected term | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.7	1.7
Expected term | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.3	2.4
Volatility
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	55.00	55.00
Interest rate (coupon rate) | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.59	2.71
Interest rate (coupon rate) | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.71	2.81